Organization and business (Details)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Euro Tech (Far East) Limited
Percentage of equity ownership		100.00%		100.00%
Euro Tech (China) Limited
Percentage of equity ownership		100.00%	[1]	100.00%
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership		100.00%		100.00%
Shanghai Euro Tech Limited
Percentage of equity ownership		100.00%		100.00%
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership		100.00%		100.00%
Chongqing Euro Tech Rizhi Technology Co., Ltd
Percentage of equity ownership			[2]	100.00%
Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd
Percentage of equity ownership			[3]	100.00%
Guangzhou Euro Tech Environmental Equipment Co., Ltd
Percentage of equity ownership			[4]	100.00%
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership		58.00%		58.00%
Pact Asia Pacific Limited
Percentage of equity ownership		58.00%		58.00%
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	[5]	19.40%		19.40%
Hangzhou Tianlan Environmental Protection Equipments Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		51.00%		51.00%
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		40.80%		51.00%
Hangzhou Tiancan Environmental Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		100.00%		100.00%

[1]	This company was deregistered on April 3, 2020.
[2]	This company was dissolved on December 12, 2019.
[3]	This company was dissolved on December 24, 2019.
[4]	This company was dissolved on March 18, 2019.
[5]	The Group's interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.